UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22303

John Hancock Collateral Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
Collateral Investment Trust

Quarterly portfolio holdings 3/31/2014

John Hancock INVESTMENTS

John Hancock Collateral Investment Trust

As of 3-31-14 (Unaudited)

Maturity Date	Yield* (%)	Par value	Value

Commercial Paper 54.5%			$1,632,446,290

(Cost $1,632,390,259)

Anheuser-Busch InBev Worldwide, Inc. (S)
06/17/14 to 07/28/14	0.210 to 0.270	$91,600,000	91,557,653
Bank of Tokyo-Mitsubishi UFJ, Ltd.
04/04/14 to 04/08/14	0.110 to 0.140	150,000,000	149,997,530
BNP Paribas
04/02/14	0.020	50,000,000	50,000,000
BNP Paribas Finance, Inc.
04/01/14 to 04/03/14	0.070 to 0.100	31,500,000	31,499,873
Cafco LLC
04/01/14	0.100	30,000,000	30,000,000
Cafco LLC (S)
05/12/14 to 11/28/14	0.170 to 0.290	119,000,000	118,868,200
Caisse Centrale Desjardins
04/03/14 to 04/07/14	0.120 to 0.180	115,000,000	114,998,000
Caisse Centrale Desjardins (S)
04/17/14 to 04/29/14	0.130 to 0.135	35,500,000	35,496,725
Cargill Global Funding PLC
04/04/14	0.070	60,000,000	60,000,000
Chariot Funding LLC (S)
06/18/14 to 11/25/14	0.230 to 0.280	88,600,000	88,509,708
Credit Suisse New York
08/14/14 to 10/01/14	0.290 to 0.330	27,000,000	26,974,370
Deutsche Bank Financial LLC
09/30/14 to 12/16/14	0.370 to 0.390	100,000,000	99,763,500
Electricite de France
04/08/14 to 01/05/15	0.090 to 0.450	79,400,000	79,123,463
Electricite de France (S)
06/26/14 to 01/02/15	0.140 to 0.400	42,500,000	42,405,525
Exxon Mobil Corp.
04/01/14	0.040	56,500,000	56,499,904
Govco LLC
04/11/14	0.110	6,000,000	5,999,760
Govco LLC (S)
04/14/14 to 05/09/14	0.170	90,000,000	89,988,500
Henkel of America, Inc. (S)
05/28/14	0.160	20,000,000	19,994,600
Illinois Tool Works, Inc.
04/03/14 to 04/08/14	0.080 to 0.090	53,500,000	53,499,765
Illinois Tool Works, Inc. (S)
04/14/14	0.080	14,300,000	14,299,777
Jupiter Securitization Company LLC (S)
10/09/14 to 12/17/14	0.260 to 0.280	60,000,000	59,900,580
Metlife Short Term Funding (S)
04/30/14 to 05/28/14	0.100 to 0.120	40,000,000	39,992,600
Old Line Funding LLC (P)(S)
08/04/14	0.186	32,500,000	32,499,025

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John Hancock Collateral Investment Trust
As of 3-31-14 (Unaudited)

Maturity Date	Yield* (%)	Par value	Value

Commercial Paper (continued)

Old Line Funding LLC (S)
07/11/14 to 08/15/14	0.220	$37,500,000	$37,486,500
Rabobank USA Financial Corp.
07/09/14 to 08/21/14	0.220 to 0.250	69,300,000	69,259,625
Reckitt Benckiser Group PLC (S)
03/04/15	0.300	25,000,000	24,940,000
Reckitt Benckiser Treasury Services PLC (S)
03/09/15 to 03/10/15	0.320	43,000,000	42,893,970
Sumitomo Mitsui Trust Holdings, Inc. (S)
04/28/14	0.140	19,500,000	19,497,270
Target Corp.
04/01/14	0.040	25,000,000	24,999,938
Thunder Bay Funding LLC
04/01/14	0.050	21,500,000	21,499,929

Corporate Interest-Bearing Obligations 27.5%			$822,116,866

(Cost $822,181,794)

American Honda Finance Corp. (P)(S)
04/08/14 to 05/20/14	0.235 to 0.364	151,900,000	151,901,405
Anheuser-Busch InBev Worldwide, Inc. (P)
07/14/14	0.602	31,990,000	32,018,857
Bank of Montreal (P)
04/29/14	0.706	6,518,000	6,519,962
Bank of Nova Scotia
01/12/15	1.850	15,405,000	15,591,478
BHP Billiton Finance USA, Ltd.
04/01/14	5.500	13,851,000	13,851,000
Caterpillar Financial Services Corp.
05/20/14	1.375	19,890,000	19,918,224
Commonwealth Bank of Australia (S)
03/19/15	3.500	11,000,000	11,322,135
Credit Suisse New York
05/01/14 to 03/23/15	3.500 to 5.500	104,717,000	105,394,018
Credit Suisse USA, Inc.
01/15/15	4.875	24,173,000	25,002,472
General Electric Capital Corp. (P)
04/07/14 to 04/24/14	0.870 to 0.937	148,953,000	148,969,923
GlaxoSmithKline Capital, Inc.
04/15/14	4.375	6,225,000	6,233,124
John Deere Capital Corp. (P)
09/22/14	0.764	11,900,000	11,933,153
National Australia Bank, Ltd. (S)
04/11/14	2.250	10,550,000	10,554,705
National Rural Utilities Cooperative Finance Corp. (P)
04/04/14	0.493	190,000	190,002

2

John Hancock Collateral Investment Trust
As of 3-31-14 (Unaudited)

Maturity Date	Yield* (%)	Par value	Value

Corporate Interest-Bearing Obligations (continued)

State Street Corp.
05/30/14	4.300	$2,000,000	$2,012,620
Toyota Motor Credit Corp. (P)
06/11/14 to 07/14/14	0.226 to 0.242	180,000,000	180,004,770
UBS AG
01/15/15	3.875	9,000,000	9,241,551
US Bank NA
05/01/14	0.140	36,000,000	36,000,277
Wells Fargo & Company
10/01/14 to 02/13/15	1.250 to 3.750	35,000,000	35,457,190

U.S. Government & Agency Obligations 11.1%			$331,194,299

(Cost $331,012,058)

Federal Farm Credit Bank (P)
05/21/14 to 04/13/15	0.080 to 0.270	297,415,000	297,578,285
Federal Home Loan Bank (P)
08/18/14	0.260	2,005,000	2,006,618
Federal National Mortgage Association (P)
06/23/14	0.360	31,590,000	31,609,396

Certificate of Deposit 4.8%			$145,024,920

(Cost $145,000,000)

JPMorgan Chase & Company
01/07/15	0.380	14,000,000	14,013,160
Royal Bank of Canada (P)
06/10/14	0.260	25,000,000	25,008,500
Royal Bank of Canada (P)
06/24/14	0.265	20,000,000	20,005,600
Wells Fargo Bank NA (P)
07/11/14	0.207	50,000,000	50,004,500
Wells Fargo Bank NA (P)
03/06/15	0.234	36,000,000	35,993,160

		Par value	Value

Repurchase Agreement 2.0%			$60,717,000

(Cost $60,717,000)

Barclays Bank Tri-Party Repurchase Agreement dated 3-31-14 at
0.060% to be repurchased at $9,917,017 on 4-1-14, collateralized by
$10,210,400 U.S. Treasury Notes, 1.375% due 9-30-18 (valued at
$10,115,443, including interest)		9,917,000	9,917,000

Repurchase Agreement with State Street Corp. dated 3-31-14 at
0.000% to be repurchased at $50,800,000 on 4-1-14, collateralized by
$52,745,000 U.S. Treasury Notes, 0.625% due 8-31-17 (valued at
$51,818,662, including interest),		50,800,000	50,800,000

3

John Hancock Collateral Investment Trust
As of 3-31-14 (Unaudited)

Total investments (Cost $2,991,301,111)† 99.9%	$2,991,499,375

Other assets and liabilities, net 0.1%	$3,808,124

Total net assets 100.0%	$2,995,307,499

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $932,108,878 or 31.1% of the fund's net assets as of 3-31-14.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 3-31-14, the aggregate cost of investment securities for federal income tax purposes was $2,991,301,111. Net unrealized appreciation aggregated $198,264 of which $369,637 related to appreciated investment securities and $171,373 related to depreciated investment securities.

4

John Hancock Collateral Investment Trust
As of 3-31-14 (Unaudited)

Notes to Portfolio of Investments

Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time (ET). In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of March 31, 2014, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual shareholder report.

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More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives	**800-225-5291**
	EASI-Line	**800-338-8080**
	TDD line	**800-231-5469**

This report is for the information of the shareholders of John Hancock Collateral Investment Trust.

305Q1 3/14
5/14

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Collateral Investment Trust

By:	/s/ Barry H. Evans
______________________
Barry H. Evans
President and Chief Executive Officer

Date:	May 9, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barry H. Evans
______________________
Barry H. Evans
President and Chief Executive Officer

Date:	May 9, 2014

By:	/s/ Charles A. Rizzo
______________________
Charles A. Rizzo
Chief Financial Officer

Date:	May 9, 2014